Schedule of Components of Accrued Expenses and Other Current Liabilities (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Payables and Accruals [Abstract]
Accrued bonus	$ 168,900	$ 1,319,259	$ 1,099,913
Accrued legal and professional fee	21,508	168,000	201,380
Accrued expenses	37,769	295,006	542,953
Total	$ 228,177	$ 1,782,265	$ 1,844,246